Note 8 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
Note
5.
Commitments and Contingencies
We currently operate
one
facility located in the United States and
one
facility located in China. Our corporate offices and primary research facilities are located in Germantown, Maryland, where we lease approximately
1,500
square feet. This lease provides for monthly payments of approximately
$5,700
per month. Our prior lease expired on
December 31, 2018.
We are currently operating on a month-to-month lease as we negotiate an extension.

In
2015,
we entered into a lease consisting of approximately
3,100
square feet of research space in San Diego, California. This lease provides for current monthly payments of approximately
$13,000
and expires on
August 31, 2019.
In
April 2018,
we entered into an agreement for the sub-lease this property. Total minimum rentals to be received under the sub-lease are
$62,200
at
March 31, 2019.

We also lease a research facility in People’s Republic of China. This lease expires on
September 30, 2019
with lease payments of approximately
$3,800
per month.

From time to time, we are parties to legal proceedings that we believe to be ordinary, routine litigation incidental to the business. We are currently not
a party to any litigation or legal proceeding.

Note
8.
Commitments and Contingencies
We currently operate
one
facility located in the United States and
one
facility located in China. Our corporate offices and primary research facilities are located in Germantown, Maryland, where we lease approximately
1,500
square feet. This lease provides for monthly payments of approximately
$5,700
per month. Our prior lease expired on
December 31, 2018.
We are currently operating on a month-to-month lease as we negotiate an extension.

In
2015,
we entered into a lease consisting of approximately
3,100
square feet of research space in San Diego, California. This lease provides for current monthly payments of approximately
$12,000
and expires on
August 31, 2019.
In
May 2017,
we ceased-use of this property and recognized a loss of approximately
$92,000
representing the present value of the expected remaining net payments due under such lease and the costs to vacate the property. In
April 2018,
we entered into an agreement for the sub-lease of the property and recognized an additional loss of approximately
$50,000
reflecting the present value of the revised expected remaining net payments due. Total minimum rentals to be received under the sub-lease are
$87,000
at
December 31, 2018.

We also lease a research facility in People’s Republic of China. This lease expires on
March 31, 2019
with lease payments of approximately
$3,800
per month.

Future minimum payments under all leases at
December 31, 2018
are as follows:

Year	Amount
2019	115,000
2020	-
2021	-
2022	-
2023 and thereafter	-
Total minimum payments	$115,000

The Company recognized approximately
$164,000
and
$161,000,
in rent expense for the years ended
December 31, 2018
and
2017,
respectively.

From time to time, we are parties to legal proceedings that we believe to be ordinary, routine litigation incidental to the business. We are currently not
a party to any litigation or legal proceeding.

The Company is currently obligated under a written employment agreement with our Chief Scientific Officer (“CSO”). Pursuant to the terms of the agreement, our CSO receives annual salary of
$500,000.
The agreement also provides for the payment of severance in the event the CSO is terminated in certain circumstances and also provide for the acceleration of vesting with regard to outstanding equity awards.